Dreyfus Pennsylvania Fund (Prospectus Summary) | Dreyfus Pennsylvania Fund
Fund Summary
Investment Objective
The fund seeks to maximize current income exempt from federal income tax and from Pennsylvania state income tax, without undue risk.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus
Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section on page 29 of the
Prospectus and in the How to Buy Shares section and the Additional Information About
How to Buy Shares section on page II-1 and page III-1, respectively, of the fund's
Statement of Additional Information. Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Dreyfus Pennsylvania Fund	Class A	Class C	Class Z
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	4.50%	none	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	none	1.00%	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Dreyfus Pennsylvania Fund	Class A	Class C	Class Z
Management fees	0.55%	0.55%	0.55%
Distribution (12b-1) fees	none	0.75%	none
Other expenses (including shareholder services fees)	0.40%	0.41%	0.19%
Total annual fund operating expenses	0.95%	1.71%	0.74%

Example
The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Dreyfus Pennsylvania Fund (USD $)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class A	543	739	952	1,564
Class C	274	539	928	2,019
Class Z	76	237	411	918

You would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption Dreyfus Pennsylvania Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class A	543	739	952	1,564
Class C	174	539	928	2,019
Class Z	76	237	411	918

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.
During the most recent fiscal year, the fund's portfolio turnover rate was
10.69% of the average value of its portfolio.
Principal Investment Strategy
To pursue its goal, the fund normally invests substantially all of its assets in municipal bonds that provide income exempt from federal and Pennsylvania state income taxes. The fund invests primarily in municipal bonds rated investment grade (Baa/BBB or higher) or the unrated equivalent as determined by The Dreyfus Corporation. For additional yield, the fund may invest up to
30% of its assets in municipal bonds rated below investment grade ("high yield"
or "junk" bonds) or the unrated equivalent as determined by The Dreyfus
Corporation. The dollar-weighted average maturity of the fund's portfolio normally exceeds ten years, but the fund may invest without regard to maturity.
Dollar-weighted average maturity is an average of the stated maturities of the securities held by the fund, based on their dollar-weighted proportions in the fund.

The portfolio managers focus on identifying undervalued sectors and securities and select municipal bonds by (i) using fundamental credit analysis to estimate the relative value and attractiveness of various sectors and securities and to exploit pricing inefficiencies in the municipal bond market, and (ii) actively trading among various sectors based on their apparent relative values. The fund may buy securities that pay interest at rates that float inversely with changes in prevailing interest rates (inverse floaters) in an effort to increase returns, to manage interest rate risk or as part of a hedging strategy.

Although the fund seeks to provide income exempt from federal and Pennsylvania state income taxes, income from some of the fund's holdings may be subject to the federal alternative minimum tax.
Principal Risks
An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

o Municipal bond market risk. The amount of public information available about municipal bonds is generally less than that for corporate equities or bonds.
  Special factors, such as legislative changes, and state and local economic and business developments, may adversely affect the yield and/or value of the fund's investments in municipal bonds. Other factors include the general conditions of the municipal bond market, the size of the particular offering, the maturity of the obligation and the rating of the issue. Changes in economic, business or political conditions relating to a particular municipal project, municipality, or state in which the fund invests may have an impact on the fund's share price.

o Interest rate risk. Prices of municipal bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the fund's share price. The longer the effective maturity and duration of the fund's portfolio, the more the fund's share price is likely to react to interest rates.

o Credit risk. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a municipal bond, can cause the bond's price to fall, potentially lowering the fund's share price.
  The lower a bond's credit rating, the greater the chance - in the rating agency's opinion - that the bond issuer will default or fail to meet its payment obligations.
  To the extent the fund invests in high yield ("junk") bonds, its portfolio is subject to heightened credit risk.

o Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically, even during periods of declining interest rates. The secondary market for certain municipal bonds tends to be less well developed or liquid than many other securities markets, which may adversely affect the fund's ability to sell such municipal bonds at attractive prices.

o State-specific risk. The fund is subject to the risk that Pennsylvania's economy, and the revenues underlying its municipal bonds, may decline. Investing primarily in a single state makes the fund more sensitive to risks specific to the state and may magnify other risks.

o Inverse floating rate securities risk. The interest payment received on inverse floating rate securities generally will decrease when short-term interest rates increase. Inverse floaters are derivatives that involve leverage and could magnify the fund's gains or losses.

o Non-diversification risk. The fund is non-diversified, meaning that a relatively high percentage of the fund's assets may be invested in a limited number of issuers.
  Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Performance
The following bar chart and table provide some indication of the risks of investing in the fund. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is no guarantee of future results. More recent performance information may be available at www.dreyfus.com.
The bar chart shows changes in the performance of the fund's Class A shares from year to year. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Year-by-Year Total Returns as of 12/31 each year (%) -- Class A

Best Quarter Q3, 2009: 6.98% Worst Quarter Q4, 2010: -4.52% The year to date total return of the fund's Class A shares as of 6/30/12 was 4.21%.
After-tax performance is shown only for Class A shares. After tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Average Annual Total Returns as of 12/31/11
Average Annual Total Returns Dreyfus Pennsylvania Fund	Label	1 Year	5 Years	10 Years	Since Inception	Inception Date
Class A	Class A returns before taxes	4.32%	3.30%	4.25%
Class A After Taxes on Distributions	Class A returns after taxes on distributions	4.28%	3.29%	4.24%
Class A After Taxes on Distributions and Sales	Class A returns after taxes on distributions and sale of fund shares	4.21%	3.38%	4.21%
Class C	Class C returns before taxes	7.36%	3.47%	3.96%
Class Z	Class Z returns before taxes	9.47%			4.90%	Nov. 29, 2007
Barclays Municipal Bond Index	Barclays Municipal Bond Index reflects no deduction for fees, expenses or taxes	10.70%	5.22%	5.38%	5.65%